Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 01, 2015	Jul. 08, 2014	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 08, 2015	Apr. 11, 2014
Related Party Transaction [Line Items]
Percentage of portfolio ownership					100.00%
Conversion of long-term debt to equity				$ 200,000,000
Interest expenses description				interest at a rate of LIBOR plus a margin of 3.5%
Recognized amount of construction work in progress				$ 24,400,000
Fixed asset additions				20,000,000	$ 56,100,000
Liabilities indemnified				$ 29,800,000
Indemnification period for all known environmental losses				5 years
Aggregate cap of indemnity coverage				$ 10,000,000
Indemnity claim limit				500,000
Service fees received				$ 1,900,000	900,000
Percentage of reimbursement of service costs applied to salaries of back office staff				5.00%
Percentage of reimbursement of service costs applied to salaries of executive officers				10.00%
Percentage of reimbursement of service costs applied to executive officer bonuses				12.50%
Total consideration				$ 75,000,000	0	$ 0
Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Outstanding amount of loan	$ 75,000,000		$ 75,000,000	$ 75,100,000	$ 56,100,000
ATB [Member]
Related Party Transaction [Line Items]
Amount of loan granted			$ 95,000,000
VTTI Energy Partners LP [Member]
Related Party Transaction [Line Items]
Percentage of portfolio ownership				100.00%
Parent ownership percentage				51.00%
ETT and FTL [Member]
Related Party Transaction [Line Items]
Percentage of portfolio ownership				90.00%	90.00%
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage							50.00%
Purchases from related party				$ 4,600,000	$ 3,700,000	$ 4,100,000
MISC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage				50.00%			50.00%
VTTI Operating [Member]
Related Party Transaction [Line Items]
Parent ownership percentage				57.40%
VTTI MLP B.V [Member]
Related Party Transaction [Line Items]
Outstanding amount of loan	$ 75,000,000
Additional indirect interest percentage	6.60%
Total consideration	$ 75,000,000
Indirect interest percentage	42.60%			42.60%				42.60%
London Interbank Offered Rate (LIBOR) [Member] | Affiliate VTTI Project Loan - ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Interest margin percentage		3.50%	3.50%